Leases (Details) - Schedule of Lease Cost $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Operating lease cost:
Operating lease cost (in Dollars)	$ 130
Vehicles [Member]
Operating lease cost:
Operating lease cost (in Dollars)	$ 74
Weighted Average Discount Rate
Weighted Average Discount Rate	1.90%
Facilities rent [Member]
Operating lease cost:
Operating lease cost (in Dollars)	$ 56
Weighted Average Discount Rate
Weighted Average Discount Rate	3.97%
Minimum [Member] | Vehicles [Member]
Remaining Lease Term
Remaining Lease Term	29 days
Minimum [Member] | Facilities rent [Member]
Remaining Lease Term
Remaining Lease Term	2 years 3 months 3 days
Maximum [Member] | Vehicles [Member]
Remaining Lease Term
Remaining Lease Term	2 years 3 months
Maximum [Member] | Facilities rent [Member]
Remaining Lease Term
Remaining Lease Term	10 years 1 month 2 days